Restatements of Prior Financial Informations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Comprehensive loss:
Net Loss	$ (3,562,967)	$ (6,627,827)
Foreign currency translation adjustment	(73,987)	(246,478)
Comprehensive loss	(3,636,954)	(6,874,305)
Less: comprehensive income (loss) attributable to non-controlling interest	(1,579,638)	(1,077,605)
Comprehensive loss attributable to the Company	(2,057,316)	$ (5,796,700)
As previously reported [Member]
Comprehensive loss:
Net Loss	(3,562,967)
Foreign currency translation adjustment	73,987
Comprehensive loss	(3,488,980)
Less: comprehensive income (loss) attributable to non-controlling interest	(1,579,638)
Comprehensive loss attributable to the Company	(1,909,342)
Adjustments [Member]
Comprehensive loss:
Foreign currency translation adjustment	(147,974)
Comprehensive loss	(147,974)
Comprehensive loss attributable to the Company	(147,974)
As restated [Member]
Comprehensive loss:
Net Loss	(3,562,967)
Foreign currency translation adjustment	(73,987)
Comprehensive loss	(3,636,954)
Less: comprehensive income (loss) attributable to non-controlling interest	(1,579,638)
Comprehensive loss attributable to the Company	$ (2,057,316)